Deposits, Prepayments and Other Receivables - Schedule of Deposits, Prepayments and Other Receivables (Details)	Sep. 30, 2025 HKD ($)		Sep. 30, 2025 USD ($)		Mar. 31, 2025 HKD ($)		Mar. 31, 2025 USD ($)		Mar. 31, 2024 HKD ($)
Schedule of Deposits, Prepayments and Other Receivables [Abstract]
Rental deposits	$ 44,500		$ 5,719		$ 45,960		$ 5,908		$ 15,000
– Deferred IPO Cost	389,015		49,996						4,546,890
– Prepayments for services	4,330,936		556,611		1,026,124		131,894		116,446
– Prepayments for exhibition cost	9,750,000	[1]	1,253,068	[1]	15,292,500	[1]	1,965,642	[2]
Less: Impairment on the prepayment	(2,574,641)		(330,892)		(10,593,902)		(1,361,702)	[2]		[2]
Prepayments – non current	8,190,000	[3]	1,052,577	[3]	8,190,000	[3]	1,052,713	[4]		[4]
Other receivables					900		116		902
Deposits, Prepayments and Other Receivables, net	$ 20,131,609		$ 2,587,311		$ 13,961,582		$ 1,794,571		$ 4,679,238

[1]	CTRL Solutions entered into five (5) agreements with the same exhibition service provider, including four (4) Cooperative Agreements that amount to the total value of HK$15,292,500, and one (1) Exhibition Events Joint Investment Agreement having the value of HK$6,250,000. After the management reviewed the exhibition that already held and projected results of other exhibitions, the management impaired the prepayment of HK$10,593,90 (US$ 1,361,702, which represents 50% share of the Company of the net loss expected from these exhibitions as per the investment agreements.) as of March 31, 2025. During six months ended September 30, 2025, three exhibitions have been completed with HK$ 3.7 million revenues recognized and HK$ 8.0 million of impairment reversed.
[2]	On February 14, 2025, Ctrl Solution entered into four cooperative investment agreements with an exhibition service provider. The total value of the four cooperative investment agreements is HKD 15,292,500. The exhibition partner will coordinate and organize four exhibitions during the year ending March 31, 2026. After the management reviewed the exhibition that already held and projected results of other exhibitions, the management impaired the prepayment of HK$10,593,902 (US$ 1,361,702), which represents 50% share of the Company of the net loss expected from these exhibitions as per the investment agreements.
[3]	On March 7, 2025, Ctrl Game entered into a game development agreement with a service provider to develop mobile games platform which amounted to US$2.1 million. As at the day of this annual report, CTRL Game settled HK$8,190,000 (US$1,052,713). As of September 30, 2025 and March 31, 2025, no progress of the game development and the management classified as non-current prepayment.
[4]	On March 7, 2025, Ctrl Game entered into a game development agreement with a service provider to develop mobile games platform which amounted to US$2.1 million. As at the day of this annual report, CTRL Game settled HK$8,190,000 (US$1,052,713). As of March 31, 2025, no progress of the game development and the management classified as non-current prepayment.